OTHER NON-CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($)
OTHER NON-CURRENT ASSETS
Prepayment of other non-current assets included acquisition and purchase of property and equipment	¥ 293,500	¥ 1,704,221	$ 42,553
Percentage of prepayments on other non-current assets	53.00%	87.00%